Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives and Residual Rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvement	4-5 years	0%
Others	3-5 years	0%-5%

Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
License	15 years
Copyrights of video content	1 – 4 years
Domain names	15 years
Software	1 – 5 years
Trademark	5 years

Disaggregation of Revenue	The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Live streaming	2,069,536	4,442,845	7,976,214
Other revenues (i)	115,280	220,595	398,287

Total	2,184,816	4,663,440	8,374,501

( i )	Other revenues mainly include advertising and online games revenues.

Summary of Revenue Related to Performance Obligation

	2020	2021 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	795,005	164,913	959,918